FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of significant unobservable inputs used in the fair value measurement

Valuation input
Price per share in the recent financing transaction	$ 72.50
Equity volatility	65%
Estimated time to liquidity	3 years